Flowthrough Share Premium Liability (Details Narrative)	1 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) shares	Jul. 31, 2020	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)
Statement [Line Items]
Original timeline for eligible expenditure		24
Extension of timeline for eligible expenditure		36
Equity financing | $	$ 23,000,000
Subscription receipts | shares	7,750,000
Subscription receipts sold | shares	5,000,000
Flow-through receipts for gross proceeds | $	$ 17,500,000
Flow-through shares subscription receipts sold | shares	2,750,000
Non flow through gross proceeds | $	$ 5,500,000
Quebec
Statement [Line Items]
Exploration Expenditures			$ 3,992	$ 7,290